Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CONSULTING GROUP CAPITAL MARKETS FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 01, 2014
Emerging Markets Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Equity Investments
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The ratio of Total Annual Operating Expenses in this table does not match the ratio found in the “Financial Highlights” section of this prospectus (“Expense Ratio”) because the Expense Ratio reflects the current operating expenses of the Fund and does not include the ratio of acquired fund fees and expenses, which are expenses incurred indirectly by the Fund as a result of its investment in other funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are based off of total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	For Fund investments made through the TRAK® CGCM or Consulting Group Advisory investment advisory programs:
Expense Example by, Year, Caption [Text]	cgcmf_ExpenseExampleByYearCaptionOne	For Fund investments made through the Portfolio Management or Select UMA® investment advisory program:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities of issuers located in emerging markets countries, which are generally defined as countries that may be represented in a market index such as the MSCI Emerging Markets Index or having per capita income in the low to middle ranges, as determined by the World Bank. To diversify its investments, the Fund invests primarily in securities of issuers located in at least three foreign countries. The Fund also may invest a portion of its assets in closed-end investment companies that invest in emerging markets. The Fund may attempt to hedge against unfavorable changes in currency exchange rates by engaging in forward currency transactions and trading currency futures contracts and options on these futures. However, a Sub-adviser may choose not to, or may be unable to, hedge the Fund’s currency exposure. The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

		The Fund employs a “multi-manager” strategy whereby portions of the Fund are allocated to professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”) who are responsible for investing the assets of the Fund.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund.

The Fund’s principal risks include:
  Market risk, which is the risk that stock prices decline overall. Markets are volatile and can decline significantly in response to real or perceived adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.
  Equity risk, which is the risk that prices of equity securities rise and fall daily due to factors affecting individual companies, particular industries or the equity market as a whole.
  Foreign investment risk, which means risks unique to foreign securities, including less information about foreign issuers, less liquid securities markets, political instability and unfavorable changes in currency exchange rates.
  Emerging markets risk, emerging markets countries, which are generally defined as countries that may be represented in a market index such as the MSCI Emerging Markets Index or having per capita income in the low to middle ranges, as determined by the World Bank. In addition to foreign investment and currency risks, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. The Fund also could experience a loss from settlement and custody practices in some emerging markets.
  Currency risk, which refers to the risk that as a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, the U.S. dollar will decline in value relative to the currency hedged.
  Forwards and futures risk, which means that the Fund’s use of forwards and futures to enhance returns or hedge against market declines subjects the Fund to potentially greater volatility and/or losses. Even a small investment in forward or futures contracts can have a large impact on the Fund’s interest rate, securities market and currency exposure. Therefore, using forward and futures can disproportionately increase losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. The Fund may not fully benefit from or may lose money on its investment in forward or futures contracts if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. Investing in forward and futures contracts can also make the Fund’s assets less liquid and harder to value, especially in declining markets. The Fund may hold illiquid securities that may be difficult to sell and may be required to be fair valued.
  Closed-end investment company risk, which means that since closed-end investment companies issue a fixed number of shares they typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value per share.
  Securities lending risk, which includes the potential insolvency of a borrower and losses due to the reinvestment of collateral received on loaned securities in investments that default or do not perform well.
  Strategy risk, the Fund invests a portion of its assets in stocks believed by a Sub-adviser to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value.  The Fund also invests a portion of its assets in stocks believed by a Sub-adviser to have the potential for growth, but that may not realize such perceived growth potential for extended periods of time or may never realize such perceived growth potential.  Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company's growth potential.  The stocks in which the Fund invests may respond differently to market and other developments than other types of stocks.
  Manager risk, which is the risk that poor security selection by a Sub-adviser will cause the Fund to underperform. This risk is common for all actively managed funds.
  Multi-manager risk, which is the risk that the investment styles of the Sub-advisers may not complement each other as expected by the Manager. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.
  Issuer risk, which is the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
		For more information on the risks of investing in the Fund please see the “Fund details” section in the Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 2.50% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund also compares its performance with the Lipper Emerging Markets Funds Average.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/cgcm
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns (%) as of December 31, 2012 Emerging Markets Equity Investments Calendar years ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These programs charge an annual fee, which may be up to 2.50% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Fund’s best and worst calendar quarters Best: 32.91% in 2nd quarter 2009 Worst: (29.44)% in 3rd quarter 2008 Year-to-date: (7.94)% (through 3rd quarter 2013)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Fund’s benchmark is the MSCI Emerging Markets Index. The benchmark is composed of equity total returns of countries with low to middle per capita incomes, as determined by the World Bank. Unlike the Fund, the benchmark is unmanaged and does not include any fees or expenses. An investor cannot invest directly in an index.

		The Fund also compares its performance with the Lipper Emerging Markets Funds Average. The Lipper Emerging Markets Funds Average is comprised of funds that, by fund practice, seek long-term capital appreciation by investing at least 65% of their total assets in emerging market equity securities, where “emerging market” is defined by a country’s gross national product per capita or other economic measures.
Emerging Markets Equity Investments | Emerging Markets Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	rr_MaximumAccountFeeOverAssets	2.00%
Maximum annual fees in the Portfolio Management and Select UMA® investment advisory programs (as a percentage of average quarter-end net assets)	cgcmf_MaximumAccountFeeOverAssetsTwo	2.50%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[1]
After 1 year	rr_ExpenseExampleYear01	$ 315
After 3 years	rr_ExpenseExampleYear03	963
After 5 years	rr_ExpenseExampleYear05	1,635
After 10 years	rr_ExpenseExampleYear10	3,430
After 1 year	cgcmf_ExpenseExampleYearOne	364
After 3 years	cgcmf_ExpenseExampleYearThree	1,109
After 5 years	cgcmf_ExpenseExampleYearFive	1,873
After 10 years	cgcmf_ExpenseExampleYearTen	$ 3,880
2003	rr_AnnualReturn2003	54.39%
2004	rr_AnnualReturn2004	22.80%
2005	rr_AnnualReturn2005	33.18%
2006	rr_AnnualReturn2006	30.77%
2007	rr_AnnualReturn2007	38.83%
2008	rr_AnnualReturn2008	(55.05%)
2009	rr_AnnualReturn2009	71.59%
2010	rr_AnnualReturn2010	19.43%
2011	rr_AnnualReturn2011	(19.82%)
2012	rr_AnnualReturn2012	19.60%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(7.94%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.44%)
1 year	rr_AverageAnnualReturnYear01	19.60%	[2]
5 years	rr_AverageAnnualReturnYear05	(2.45%)	[2]
10 years	rr_AverageAnnualReturnYear10	15.00%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 1994	[2]
Emerging Markets Equity Investments | Return After Taxes on Distributions | Emerging Markets Equity Investments
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	19.46%	[2]
5 years	rr_AverageAnnualReturnYear05	(2.77%)	[2]
10 years	rr_AverageAnnualReturnYear10	14.53%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 1994	[2]
Emerging Markets Equity Investments | Return After Taxes on Distributions and Sale of Fund Shares | Emerging Markets Equity Investments
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.41%	[2]
5 years	rr_AverageAnnualReturnYear05	(2.13%)	[2]
10 years	rr_AverageAnnualReturnYear10	13.50%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 1994	[2]
Emerging Markets Equity Investments | MSCI Emerging Markets Index (reflects no deduction for expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	18.22%	[2]
5 years	rr_AverageAnnualReturnYear05	(0.92%)	[2]
10 years	rr_AverageAnnualReturnYear10	16.52%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 1994	[2]
Emerging Markets Equity Investments | Lipper Emerging Markets Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	18.65%	[2]
5 years	rr_AverageAnnualReturnYear05	(1.90%)	[2]
10 years	rr_AverageAnnualReturnYear10	15.47%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 1994	[2]

[1]	The ratio of Total Annual Operating Expenses in this table does not match the ratio found in the "Financial Highlights" section of this prospectus ("Expense Ratio") because the Expense Ratio reflects the current operating expenses of the Fund and does not include the ratio of acquired fund fees and expenses, which are expenses incurred indirectly by the Fund as a result of its investment in other funds.
[2]	Fund (without advisory program fee)